Commitments and Contingencies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Analysis of the leased assets included in property and equipment
Equipment	$ 79,210	$ 41,969
Less accumulated depreciation	(27,006)	(5,926)
Total	$ 52,204	$ 36,043